Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2018
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Costs

The components of net periodic benefit costs for the fiscal years ended March 31, 2016, 2017 and 2018 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Service cost	24,670	26,811	25,185
Interest cost	8,689	5,912	8,024
Expected return on plan assets	(20,853)	(17,829)	(16,440)
Recognized actuarial loss	8,588	20,436	16,099
Amortization of prior service costs	(9,489)	(9,490)	(8,693)

Net periodic benefit costs	11,605	25,840	24,175

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Service cost	3,504	2,958	3,181
Interest cost	12,096	10,426	10,393
Expected return on plan assets	(14,117)	(11,000)	(11,687)
Amortization of net transition asset	10	9	5
Recognized actuarial loss	4,236	2,552	3,014
Amortization of prior service costs	(478)	(463)	(574)
Losses on curtailments and settlements	354	43	1,058

Net periodic benefit costs	5,605	4,525	5,390

Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2017	2018	2017	2018
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	1,034,284	1,004,676	356,875	352,442
Service cost	26,811	25,185	2,958	3,181
Interest cost	5,912	8,024	10,426	10,393
Plan participants’ contributions	—	—	490	573
Actuarial (gain) loss	(33,333)	21,920	20,045	663
Foreign currency exchange rate changes	—	—	(23,183)	8,858
Curtailments and settlements	—	—	(1,507)	(5,422)
Other	(5)	(8)	—	—
Benefits paid	(28,993)	(49,223)	(13,662)	(14,291)

Benefit obligation at end of the fiscal year	1,004,676	1,010,574	352,442	356,397

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	679,432	699,008	256,341	259,177
Actual return on plan assets	35,508	38,896	29,346	13,426
Foreign currency exchange rate changes	—	—	(20,004)	6,181
Employer contribution	6,640	6,090	6,738	9,040
Plan participants’ contributions	—	—	490	573
Curtailments and settlements	—	—	(1,161)	(5,285)
Benefits paid	(22,572)	(32,917)	(12,573)	(13,367)

Fair value of plan assets at end of the fiscal year	699,008	711,077	259,177	269,745

Funded status at end of the fiscal year	(305,668)	(299,497)	(93,265)	(86,652)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2017	2018	2017	2018
Noncurrent assets	2,753	3,426	6,251	8,396
Current liabilities	—	—	(3,114)	(4,121)
Noncurrent liabilities	(308,421)	(302,923)	(96,402)	(90,927)

Ending balance	(305,668)	(299,497)	(93,265)	(86,652)

Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effect
Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:
	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2017	2018	2017	2018
Prior service cost (credit)	(25,415)	(16,723)	(1,034)	(488)
Net actuarial loss	317,397	299,852	78,548	73,404
Obligation existing at transition	—	—	(3)	0

Ending balance	291,982	283,129	77,511	72,916

Accumulated Benefit Obligations for All Defined Benefit Pension Plans

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2017	2018	2017	2018
Accumulated benefit obligations	998,501	1,005,557	329,989	340,353

Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2017	2018	2017	2018
Projected benefit obligations	992,052	998,629	291,413	301,046
Accumulated benefit obligations	987,428	993,612	287,491	293,834
Fair value of plan assets	685,183	695,706	207,406	215,510

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Costs

Weighted-average assumptions used to determine benefit obligations as of March 31, 2017 and 2018 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2017	2018	2017	2018
Discount rate	0.9%	0.8%	3.1%	2.9%
Rate of compensation increase	*	*	2.4	2.6

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2016, 2017 and 2018 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2016	2017	2018	2016	2017	2018
Discount rate	1.0%	0.6%	0.9%	3.1%	3.2%	3.1%
Expected return on plan assets	3.0	2.7	2.4	4.8	4.8	4.6
Rate of compensation increase	*	*	*	2.9	2.8	2.4

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Fair Values of Assets Held by Japanese and Foreign Plans

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2017	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	7,976	7,976	—	—
Equity:
Equity securities*1	157,012	152,852	4,160	—
Fixed income:
Government bonds*2	206,632	—	206,632	—
Corporate bonds*3	75,971	—	75,971	—
Asset-backed securities*4	1,105	—	1,105	—
Commingled funds*5	122,264	—	122,264	—
Commodity funds*6	21,098	—	21,098	—
Private equity*7	21,790	—	—	21,790
Hedge funds*8	67,235	—	—	67,235
Real estate and other*9	17,925	—	—	17,925

Total	699,008	160,828	431,230	106,950

	Japanese plans
	Yen in millions
	Fair value at March 31, 2018	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	9,446	9,446	—	—
Equity:
Equity securities*1	138,443	134,091	4,352	—
Fixed income:
Government bonds*2	225,879	—	225,879	—
Corporate bonds*3	79,323	—	79,323	—
Asset-backed securities*4	121	—	121	—
Commingled funds*5	122,950	—	122,950	—
Commodity funds*6	21,136	—	21,136	—
Private equity*7	24,144	—	—	24,144
Hedge funds*8	70,204	—	—	70,204
Real estate and other*9	19,431	—	—	19,431

Total	711,077	143,537	453,761	113,779

*1	Includes approximately 48 percent and 52 percent of Japanese equity securities, and 52 percent and 48 percent of foreign equity securities for the fiscal years ended March 31, 2017 and 2018, respectively.

*2	Includes approximately 46 percent and 49 percent of debt securities issued by Japanese national and local governments, and 54 percent and 51 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2017 and 2018, respectively.

*3	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

*4	Includes primarily mortgage-backed securities.

*5	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 48 percent and 51 percent of investments in equity, 51 percent and 48 percent of investments in fixed income, and 1 percent and 1 percent of investments in other for the fiscal years ended March 31, 2017 and 2018, respectively.

*6	Represents commodity futures funds.

*7	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

*8	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

*9	Includes primarily private real estate investment trusts.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2017	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	8,091	8,091	—	—
Equity:
Equity securities*1	33,103	31,783	1,320	—
Fixed income:
Government bonds*2	65,671	—	65,671	—
Corporate bonds*3	28,296	—	21,370	6,926
Asset-backed securities	982	—	982	—
Insurance contracts*4	5,135	—	5,135	—
Commingled funds*5	81,683	—	81,683	—
Real estate and other*6	36,216	—	13,287	22,929

Total	259,177	39,874	189,448	29,855

	Foreign plans
	Yen in millions
	Fair value at March 31, 2018	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	2,377	2,377	—	—
Equity:
Equity securities*1	30,916	29,814	1,102	—
Fixed income:
Government bonds*2	78,129	—	78,129	—
Corporate bonds*3	26,424	—	21,121	5,303
Asset-backed securities	960	—	960	—
Insurance contracts*4	18,670	—	5,941	12,729
Commingled funds*5	75,785	—	75,785	—
Real estate and other*6	36,484	—	10,508	25,976

Total	269,745	32,191	193,546	44,008

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Represents annuity contracts with or without profit sharing.

*5	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

*6	Includes primarily private real estate investment trusts.

Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2017 and 2018:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate and other	Total
Beginning balance at April 1, 2016	31,852	60,395	7,315	99,562
Return on assets held at end of year	425	2,817	599	3,841
Purchases, sales, and settlements, net	(10,487)	4,023	10,011	3,547

Ending balance at March 31, 2017	21,790	67,235	17,925	106,950

Return on assets held at end of year	1,483	636	425	2,544
Purchases, sales, and settlements, net	871	2,333	1,081	4,285

Ending balance at March 31, 2018	24,144	70,204	19,431	113,779

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Insurance contracts	Corporate bonds	Real estate and other	Total
Beginning balance at April 1, 2016	—	7,000	24,124	31,124
Return on assets held at end of year	—	—	84	84
Purchases, sales, and settlements, net	—	(44)	(367)	(411)
Transfers, net	—	—	(8)	(8)
Other*	—	(30)	(904)	(934)

Ending balance at March 31, 2017	—	6,926	22,929	29,855

Return on assets held at end of year	—	—	1,101	1,101
Purchases, sales, and settlements, net	12,651	(1,256)	12	11,407
Transfers, net	—	—	1,181	1,181
Other*	78	(367)	753	464

Ending balance at March 31, 2018	12,729	5,303	25,976	44,008

*	Primarily consists of translation adjustments.

Expected Future Benefit Payments

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2019	39,918	14,889
2020	40,328	15,039
2021	41,233	16,133
2022	42,609	16,689
2023	43,772	17,830
2024 — 2028	232,325	102,045

Total Defined Contribution Expenses

Total defined contribution expenses for the fiscal years ended March 31, 2016, 2017 and 2018 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Japanese plans	3,155	3,412	3,237
Foreign plans	12,419	10,458	11,379